Restructuring expenses (Details) SFr in Millions	6 Months Ended
Jun. 30, 2016 CHF (SFr)
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 318
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	114
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	204
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	117
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	83
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	4
Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(28)
Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	44
International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	23
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	11
Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	150
Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	19
Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 99